Net Debt - Summary of Net Debt Balance and Gearing Ratio (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Interest bearing liabilities, Current
Bank loans	$ 5,310	$ 397
Notes and debentures	1,337	1,690
Lease liabilities	521	519
Bank overdraft and short-term borrowings	5
Other		16
Total interest bearing liabilities	7,173	2,622
Less: Lease liability associated with index-linked freight contracts current	114	113
Less: Cash and cash equivalents
Cash	7,206	5,728
Short-term deposits	5,222	11,508
Less: Total cash and cash equivalents	12,428	17,236	$ 15,246
Net debt management related instruments	(113)	(358)
Net cash management related instruments	36	273
Less: Total derivatives included in net debt	(77)	(85)
Interest bearing liabilities, Non-current
Bank loans	2,192	2,075
Notes and debentures	10,482	9,673
Lease liabilities	2,498	2,057
Other		1
Total interest bearing liabilities	15,172	13,806
Less: Lease liability associated with index-linked freight contracts non current	173	161
Less: Net debt management related instruments	(1,459)	(1,330)
Less: Total derivatives included in net debt	(1,459)	(1,330)
Net debt	11,166	333
Net assets	$ 48,530	$ 48,766
Gearing	18.70%	0.70%